Schedule of take-or-pay contracts (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 30, 2021	Dec. 31, 2020	Dec. 30, 2020
IfrsStatementLineItems [Line Items]
Take-or-pay contracts	R$ 3,011,218		R$ 2,108,961
Minimum future payments of take-or-pay contracts	12,219,470
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	3,076,976
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	2,021,758
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	2,018,435
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	5,102,301
Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Take-or-pay contracts	1,351,564		946,865
Minimum future payments of take-or-pay contracts	7,537,647
Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,483,615
Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,552,730
Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,605,777
Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	2,895,525
Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Take-or-pay contracts		R$ 1,546,308		R$ 1,044,380
Minimum future payments of take-or-pay contracts	4,306,691
Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,508,336
Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	388,863
Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	370,132
Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	2,039,360
Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Take-or-pay contracts	73,983		75,863
Minimum future payments of take-or-pay contracts	95,140
Processing Of Slag Generated During Pig Iron And Steel Production [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	46,833
Processing Of Slag Generated During Pig Iron And Steel Production [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	41,973
Processing Of Slag Generated During Pig Iron And Steel Production [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	6,334
Processing Of Slag Generated During Pig Iron And Steel Production [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	0
Manufacturing Repair Recovery And Production Of Ingot Casting Machine Units [Member]
IfrsStatementLineItems [Line Items]
Take-or-pay contracts			7,674
Minimum future payments of take-or-pay contracts	3,499
Manufacturing Repair Recovery And Production Of Ingot Casting Machine Units [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	0
Manufacturing Repair Recovery And Production Of Ingot Casting Machine Units [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	0
Manufacturing Repair Recovery And Production Of Ingot Casting Machine Units [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	0
Manufacturing Repair Recovery And Production Of Ingot Casting Machine Units [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	0
Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Take-or-pay contracts	2,489		1,900
Minimum future payments of take-or-pay contracts	5,998
Oil Storage And Handling [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	2,666
Oil Storage And Handling [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	2,666
Oil Storage And Handling [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	666
Oil Storage And Handling [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	0
Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Take-or-pay contracts	33,375		R$ 32,279
Labor And Consultancy Services [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	35,526
Labor And Consultancy Services [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	35,526
Labor And Consultancy Services [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	35,526
Labor And Consultancy Services [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	167,416
Labor And Consultancy Services 1 [Member]
IfrsStatementLineItems [Line Items]
Minimum future payments of take-or-pay contracts	R$ 273,994